As filed with the Securities and Exchange Commission on July 19, 2019

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 21 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 27 ☒

(Check appropriate box or boxes.)

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 22, 2019, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ], pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ], pursuant to paragraph (a)(2) of Rule 485

IndexIQ Active ETF Trust
PROSPECTUS   |   JULY 22, 2019
IQ Ultra Short Duration ETF (ULTR)
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.
Not FDIC Insured   I   May Lose Value   I   No Bank Guarantee

IndexIQ Active ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” This Prospectus relates to the following Fund:
Name	CUSIP	Symbol
IQ Ultra Short Duration ETF	45409F819	ULTR
The Fund is an exchange-traded fund (“ETF”). This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca (“NYSE Arca”), and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share (the “NAV”). The Fund has its own CUSIP number and exchange trading symbol.

Summary Information
IQ Ultra Short Duration ETF

Investment Objective
The IQ Ultra Short Duration ETF (the “Fund”) seeks to provide current income while maintaining limited price volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.58%
Expense Waiver/Reimbursement(a)	-0.34%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.24%

(a)
IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses), to not more than 0.24% of average daily net assets of the Fund. The Agreement will remain in effect until August 31, 2020, unless terminated by the Board of Trustees.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$25	$152
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.
Principal Investment Strategies
The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, investors should not expect the Fund’s returns to track the returns of any index or market for any period of time.
The Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities. The Fund typically invests at least 80% of its assets in fixed income securities rated BBB- or A-2 or higher by S&P Global Ratings (“S&P”), BBB- or F-2 or higher by Fitch Ratings, Inc. (“Fitch”), or Baa3 or Prime-2 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund’s management to be of equivalent quality. The Fund may invest in ETFs and closed-end funds that invest substantially all of their assets in investment grade fixed-income securities. Debt securities in which the Fund may invest include all types of debt obligations such as U.S. government securities (including Treasury notes, and obligations, such as repurchase agreements, secured by such instruments), agency securities, corporate bonds, instruments of non-U.S. issuers, asset-backed securities (“ABS”) (including collateralized debt and loan obligations, residential mortgage-backed securities, and commercial mortgage-backed securities), commercial paper, debentures, floating rate bonds, and convertible corporate bonds. The Fund will generally seek to maintain a weighted average duration of 1 year or less. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Duration differs from maturity in that it considers, among other characteristics, an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration.
The Fund may invest up to 20% of its total assets in options and futures contracts, including short positions in options and future contracts, to manage interest rate risk in the Fund.
NYL Investors LLC (the “Subadvisor”) seeks to identify investment opportunities through analyzing individual securities and evaluating each security’s relative value and relevance for the Fund. The Subadvisor takes into account multiple factors when allocating across sectors and individual securities, including spread, duration, yield, liquidity, among other factors.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.
Principal Risks
As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Fund.”
Asset Class Risk
Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Fixed income securities most frequently trade in institutional round lot size transactions. Until the Fund grows significantly in size, the Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Authorized Participant Concentration Risk
Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk
The Fund currently intends to effect creations and redemptions principally for cash, rather than for in-kind securities. For this reason, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.
Call Risk
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Convertible Securities Risk
Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total returns for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with high credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.
Debt Securities Risk
The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
Interest rates in the United States are near historic lows, and the Fund currently faces a heightened level of interest rate risk. To the extent the Federal Reserve Board continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings at a time when the Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings.
Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund’s yield will fluctuate with changes in short-term interest rates.
Derivatives Risk
Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of the Fund.
Extension Risk
During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Foreign Securities Risk
When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions.
Income Risk
The Fund’s income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk
An increase in interest rates may cause the value of securities held by the Fund to decline. Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, a bond with a duration of one year usually will decrease in value by 1% if interest rates rise by 1%; conversely, the bond usually will increase in value by 1% if the interest rates fall by 1%. Rising interest rates may lead to increased volatility and decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Fund might wish to sell.
Issuer Risk
The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.
Market Risk
The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed income securities markets generally or particular industries represented in the securities markets. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Shares. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s Shares.
Money Market/Short-Term Securities Risk
To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.
New Fund Risk
The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Operational Risk
The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Advisor and Subadvisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Portfolio Management Risk
The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results and the investments selected by the Fund’s Subadvisor may underperform the market or other investments. In addition, the Fund may not achieve its investment objective if the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.
Repurchase Agreement Risk
Repurchase agreements are subject to the risks that the seller will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Fund.
Trading Price Risk
Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the secondary market and the NAV vary significantly. The Fund faces numerous secondary market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.
Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting nylinvestments.com/etfs.
Investment Advisor and Subadvisor
IndexIQ Advisors LLC is the investment advisor to the Fund.
NYL Investors LLC serves as the investment subadvisor to the Fund.
Portfolio Managers
The professionals jointly and primarily responsible for the day-to-day management of the Fund are:
Name & Title	Length of Service with Subadvisor	Length of Service as Fund’s Portfolio Manager
Kenneth Sommer, Managing Director	4 years	Since inception
Matthew Downs, Senior Director	4 years	Since inception
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof  (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in cash based on the then-current value of the securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Overview

The Trust is an investment company consisting of a number of separate investment portfolios (each, a “Fund”) that are ETFs. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Fund, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.
This Prospectus provides the information you need to make an informed decision about investing in the Fund. It contains important facts about the Trust as a whole and the Fund in particular.
IndexIQ Advisors LLC is the investment advisor to the Fund. NYL Investors LLC is the investment subadvisor to the Fund.
Description of the Principal Strategies of the Fund

Information about the Fund’s investment objective and principal investment strategies appears in the summary section for the Fund at the beginning of the Prospectus. The information below describes in additional detail certain principal and other investments and investment practices of the Fund.
The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Instead, the Fund uses an active investment strategy to meet its investment objective. The Subadvisor, subject to the oversight of the Advisor and Board of Trustees of the Trust (the “Board”), has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.
To the extent the Fund makes investments on behalf of the Fund that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Advisor has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration or regulation as a commodity pool operator under the CEA.
The Fund’s portfolio holdings will be disclosed on the Trust’s website (nylinvestments.com/etfs) daily after the close of trading on the NYSE Arca (the “Exchange”) and prior to the opening of trading on the Exchange the following day.
Additional Investment Strategies

Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”) under “Investment Restrictions.”
Temporary Defensive Positions
In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), the Fund may, for temporary defensive purposes or for liquidity purposes (which may be for a prolonged period), invest outside the scope of its principal investment strategies. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, the Fund may also invest without limit in cash, money market securities or other investments.
Description of the Principal Risks of the Fund

Investors in the Fund should carefully consider the risks of investing in the Fund as set forth in the Fund’s Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail. See also the section on “Additional Risks” for other risk factors.

Asset Class Risk
The securities in the Fund’s portfolio may underperform other securities that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources and regulation and governmental controls.
Fixed income securities most frequently trade in institutional round lot size transactions. Until the Fund grows significantly in size, the Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, also known as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing services values bonds assuming orderly transactions of an institutional round lot size.
Authorized Participant Concentration Risk
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to engage in creation or redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Call Risk
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Cash Transactions Risk
The Fund currently intends to effect creations and redemptions principally for cash, rather than for in-kind securities. For this reason, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.
Convertible Securities Risk
Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Credit Risk
Credit risk is the risk that an issuer or guarantor of debt instruments will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio securities and/or perceptions related thereto.
Debt Securities Risk
The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates; and (vi) extension risk, (e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer).
Interest rates in the United States are near recent historic lows, and the Fund currently faces a heightened level of interest rate risk. To the extent the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt rise. However, when market interest rates fall, certain fixed-rate debt may be adversely affected (i.e., instruments with a negative duration or instruments subject to prepayment risk).
Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund’s yield will fluctuate with changes in short-term interest rates. Investments in debt or fixed-income securities with put options may receive a lower interest rate than similar investments with a fixed-rate that cannot be redeemed before maturity. In addition, if the Fund chooses to exercise its right to put the bond back to the issuer or put provider, these investments are subject to, among other risks, the risk that the put provider will be unable or unwilling to honor the put feature (i.e., purchase the security).
Derivative Risks
The Funds may enter into derivative transactions, or “derivatives,” which may include options, forwards, futures, options on futures and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Subadvisor is incorrect about its expectations of changes to the underlying securities, in interest rates, currencies, indices or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) will be unable or unwilling to honor its contractual obligations to the Fund. Derivatives may also increase the expenses of the Fund. In the event of the bankruptcy or insolvency of a counterparty, the Fund could experience the loss of some or all of its investment in a derivative or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. The Fund may also incur fees and expenses in enforcing its rights. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.
Extension Risk
During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Foreign Securities Risk
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Income Risk
The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding securities as bonds or other fixed-income securities in its portfolio mature or the Fund otherwise needs to purchase additional securities.
Interest Rate Risk
The value of bonds and other fixed-income securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or floating or adjustable interest rates. For example, a security with a duration of one year usually will decrease in value by 1% if interest rates rise by 1%; conversely, the security usually will increase in value by 1% if the interest rates fall by 1%. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on the Fund’s portfolio holdings from potential interest rate increases could be swift and significant, including failing market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and fixed-income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain securities, which may reduce the liquidity and increase the volatility of such securities.
Issuer Risk
From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value because of changes in the financial conditions of, or events affecting, the issuer, such as increased demand for the issuer’s products or services or improved management performance.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets. Although the Fund primarily seeks to redeem its shares in-kind, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid or as long as it is held by the Fund. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.
Market Risk
The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s Shares. Because the market value of ETF shares may differ from their NAV, the Shares may trade at a premium or discount. An investment in the Fund may lose money.
Money Market/Short-Term Securities Risk
To the extent that the Fund invests in money market or short-term securities, the Fund may be subject to certain risks associated with such investments. An investment in a money market fund or short-term securities is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. It is possible for the Fund to lose money by investing in money market funds. A money market fund may not achieve its investment objective. Changes in government regulations may affect the value of an investment in a money market fund.
Mortgage-Related and Other Asset-Backed Securities
Asset-backed securities are securities that represent interests in, and whose values and payments are based on, a “pool” of underlying assets, which may include, among others, lower-rated debt securities, consumer loans or mortgages, and leases of property. Asset-backed securities include collateralized debt obligations, collateralized bond obligations, and collateralized loan obligations and other similarly structured vehicles. Mortgage-related securities are a type of asset-backed security and include mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities are asset-backed securities that represent interests in pools of residential or commercial mortgages.
Some asset-backed securities do not have a security interest in the underlying collateral or any government guarantee for repayment. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved as well as the value of the collateral. The Advisor’s or Subadvisors’ ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities are subject to the risk that borrowers may default or be anticipated to default on their obligations underlying the securities or any guarantees under the securities may fail or otherwise be unavailable. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. In the case of prepayments, the Fund may be forced to reinvest the proceeds at a lower interest rate. On the other hand, if interest rates rise, there may be less of the underlying debt prepaid, which would cause the average bond maturity to rise (making it more susceptible to interest rate risk) and increase the potential for the Fund to lose money. Some asset-backed securities are particularly subject to credit, liquidity and valuation, interest rate and prepayment risk and additional risks may arise as a result of the type of asset-backed securities in which the Fund invests. In addition, certain regulatory changes may increase the costs to the Fund of investing in asset-backed securities and the Fund’s investments in these securities may be adversely affected.
New Fund Risk
The Fund will be a new fund upon its commencement of operations. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.
An Authorized Participant, the Advisor, Subadvisor or an affiliate thereof may invest in the Fund and hold its investments for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels which could negatively impact the Fund.
Operational Risk
The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Advisor and Subadvisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Portfolio Management Risk
The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective if the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The investments selected by the Fund’s Subadvisor may underperform the market or other investments.

Repurchase Agreements
The Funds may enter into repurchase agreements with certain sellers in accordance with guidelines adopted by the Board. A repurchase agreement is an instrument under which the Fund acquires a security and the seller agrees, at the time of the sale, to repurchase the security at an agreed upon time and price. The Fund’s use of repurchase agreements is generally intended to be a means for the Fund to earn income on uninvested cash, but there is no guarantee that a repurchase agreement will provide income.
Repurchase agreements subject the Fund to counterparty risks, including the risk that the seller of the underlying security will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Fund. If the seller defaults on its obligations under the agreement, the Fund may incur costs, lose money or suffer delays in exercising its rights under the agreement. If the seller fails to repurchase the underlying instruments collateralizing the repurchase agreement, the Fund may lose money. The credit, liquidity and other risks associated with repurchase agreements are heightened when a repurchase agreement is secured by collateral other than cash or U.S. government securities.
Trading Price Risk
It is expected that the shares of the Fund (“Shares”) will be listed for trading on NYSE Arca and will be bought and sold in the Secondary Market at market prices. Although it is generally expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares in the Secondary Market, and you may receive less than NAV when you sell those Shares in the Secondary Market. Similar to shares of other issuers listed on a stock exchange, Shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities, particularly through creations and redemptions by Authorized Participants dealing directly with the Fund. While the creation/redemption feature is designed to make it more likely that the Fund’s Shares normally will trade on NYSE Arca at prices close to its next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for Shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Additional Risks

Absence of Prior Active Market
Although Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objectives than it otherwise would at higher asset levels, or the Fund may ultimately liquidate.
Cash Transactions Risk
Unlike many ETFs, the Fund currently intends to effect all creations and redemptions principally for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that does not intend to effect all creations and redemptions principally for cash. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level.
Fluctuation of Net Asset Value
The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Advisor cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.
Large Investments by Shareholders
From time to time, the Funds may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. In addition, any third party investor, investment adviser affiliate, authorized participant, lead market maker, or other entity may make a large investment in the Fund and hold its investment for any number of reasons, including to facilitate the Fund’s commencement of operations or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not sell or redeem its investment at any given time, either in a single transaction or over time.
These large transactions—and particularly redemptions—could have adverse effects on the Fund, including: i) negative impacts to performance if the Fund were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so; ii) wider price spreads or greater premiums/discounts that could materialize as a result of lower secondary market volume of shares; and (iii) negative federal income tax consequences if this activity accelerated the realization of capital gains.
Shares are Not Individually Redeemable
Shares may be redeemed by the Fund only in large blocks known as “Creation Units” which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Fund. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.
Trading Issues
Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Additionally, under the continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of its portfolio satisfy the applicable listing requirements. Failure to comply with the continuous listing standards may result in the Fund being delisted by the listing exchange.
U.S. Tax Risk
To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements. If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.
Buying and Selling Shares in the Secondary Market

Most investors will buy and sell Shares of the Fund in Secondary Market transactions through brokers. Shares of the Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.
Book Entry
Shares of the Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.
These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of the Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.
Management

The Board is responsible for the general supervision of the Fund. The Board appoints officers who are responsible for the day-to-day operations of the Fund,
Investment Advisor
The Advisor has been registered as an investment advisor with the SEC since August 2007 and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. The Advisor’s principal office is at 51 Madison Avenue, New York, New York 10010. As of June 30, 2019, the Advisor had approximately $3.94 billion in assets under management.
The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Fund. The Advisor has delegated certain advisory duties with regard to the Fund (including management of all of the Fund’s assets) to the Subadvisor. The Advisor has also arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Fund to operate.
As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.24% of the Fund’s average daily net assets that is calculated daily and paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.
The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting. The basis for the Board’s approval of the Advisory Agreement will be available in the Trust’s Annual or Semiannual Report to Shareholders.
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Advisor and the Fund have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. The Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Fund’s sole shareholder has approved the use of the Order. Please see the SAI for more information on the Order.

Expense Limitation Agreement
The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.24% of the average daily net assets for the Fund.
The agreement will remain in effect until August 31, 2020, unless terminated by the Trust’s Board. The Advisor currently expects that the contractual agreement will continue from year-to-year, provided such continuance is approved by the Trust’s Board on behalf of the Fund. The Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal. The Advisor is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the date of such fee waiver or expense reimbursement, as long as such recoupment does not cause the Fund’s operating expenses to exceed the expense cap set forth in the Expense Limitation Agreement or any then applicable expense limit.
Subadvisor
Pursuant to an Investment Subadvisory Agreement (the “Subadvisory Agreement”) with the Advisor, NYL Investors LLC (the “Subadvisor”), located at 51 Madison Avenue, New York, NY 10010, serves as the subadvisor to the Fund and makes investment decisions, and buys and sells securities for the Fund. For its services to the Fund, the Subadvisor is compensated by the Advisor based on a percentage of net assets. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately. The basis for the Board’s approval of the Subadvisory Agreement will be available in the Trust’s Annual or Semiannual report to shareholders.
NYL Investors LLC was established in 2014 as an independent investment adviser. Previously, NYL Investors LLC operated as a division of New York Life Investment Management LLC. NYL Investors is a wholly-owned subsidiary of New York Life. As of December 31, 2018, NYL Investors managed approximately $248.4 billion in assets.
Portfolio Management
The Advisor acts as advisor to the Fund and is responsible for the overall management of the investment portfolios of the Fund. Under the supervision of the Advisor, the Subadvisor is responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Funds they oversee. For these services, the Subadvisor is paid a monthly fee by the Advisor out of the Advisor’s management fee, not the Fund. See the SAI for a breakdown of fees.
The following portfolio managers are primarily responsible for the day-to-day management of the Fund:
Kenneth Sommer, Managing Director
Mr. Sommer is a Managing Director and the Head of the Investment Grade Portfolio Management team of NYL Investors LLC. He joined NYL Investors in 2005. Previously, he was an investment analyst at MetLife Investments. Mr. Sommer earned his B.S. from Binghamton University, SUNY and a MA from Fordham University.
Matthew Downs, Senior Director
Mr. Downs is a Senior Director of NYL Investors LLC. He joined New York Life Investment Management LLC in 2005 and is a portfolio manager in the Investment Grade Portfolio Management Group. Mr. Downs earned his BBA from Fordham University and a MBA from Pace University Lubin School of Business.
For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.
Other Service Providers

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent
The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, serves as the Fund’s Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BNY Mellon serves as Administrator for the Fund. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.
BNY Mellon supervises the overall administration of the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.
Distributor
ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a Secondary Market in Shares. NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Fund.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Trust.
Legal Counsel
Chapman and Cutler LLP, 1717 Rhode Island Avenue N.W., Washington, D.C. 20036, serves as counsel to the Trust and the Fund.
Frequent Trading

The Trust’s Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Fund is expected to be attractive to active institutional and retail investors interested in buying and selling Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.
The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.
Distribution and Service Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts (“Payments”) to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Advisor may make Payments for such third parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Advisor, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. The Advisor also may make Payments to third parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general.
Determination of Net Asset Value (NAV)

The NAV of the Shares for the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to eight decimal places. The NAV is calculated by the Administrator and Custodian and determined each day the NYSE Arca is open for trading as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time).
The Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE Arca. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Board. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.
The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If the Fund invests in other open-end management investment companies registered under the 1940 Act, they may rely on the NAVs of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
Valuing the Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine the Fund’s indicative intra-day value (“IIV”), which could result in the market prices for Shares deviating from NAV.
Indicative Intra-Day Value

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for the Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.
The Fund provides the independent third party calculator with information to calculate the IIV, but the Fund is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.
Premium/Discount Information

Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Fund’s website at nylinvestments.com/etfs.
Dividends, Distributions and Taxes

Net Investment Income and Capital Gains
As the Fund’s shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of their net earnings to their shareholders as “distributions.”
The Fund typically earns interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.”
Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In addition, the Fund may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.
Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available.
U.S. Federal Income Taxation
The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of the Fund. The summary is based on the Code, U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that the Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction. The following information supplements, and should be read in conjunction with, the section in the SAI entitled “U.S. Federal Income Taxation.”
Tax Treatment of the Fund
The Fund intends to qualify and elect to be treated as a separate “regulated investment company” (a “RIC”) under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of  (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) its net tax-exempt interest.
As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.
The Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.
The Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if the Fund invests in taxable original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Tax Treatment of Fund Shareholders
Taxation of U.S. Shareholders
The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S.; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the U.S. or under the laws of the U.S., or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if  (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.
Fund Distributions. A majority of the Fund’s distributions to its shareholders is expected to be exempt from U.S. federal income tax as “exempt-interest dividends.” Notwithstanding the foregoing, Fund shareholders should be aware of the following points, discussed in more detail below:
•
Some tax-exempt distributions from the Fund may be subject to the alternative minimum tax.

•
Tax-exempt distributions from the Fund may be subject to state and local taxes.

•
The Fund may earn taxable income. In other words, shareholders of the Fund may earn taxable income from the Fund even though the Fund generally intends to be tax-free to shareholders.

•
Capital gains declared by the Fund are not tax-free to shareholders.

•
Any time a shareholder sells Shares (even Shares of a generally tax-free Fund), such shareholder will be subject to tax on any gain.

•
If a shareholder sells Shares of the Fund at a loss after receiving an exempt-interest dividend, and the shareholder has held the Shares for six months or less, then such shareholder may not be allowed to claim a loss on the sale.

In general, taxable Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.
Distributions of the Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund’s shareholder’s holding period in the Shares. Distributions of qualified dividend income are, to the extent of the Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Shares that are lent out will be ineligible for being reported as qualified dividend income. Given their investment strategy, the Fund does not anticipate that a significant portion of their distributions will be eligible for qualifying dividend treatment. If the Fund pays a dividend that would be “qualified” dividend income for individuals, corporate shareholders may be entitled to a dividend received deduction.
The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, the Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and generally as capital gain thereafter.
In addition, high-income individuals (and certain trusts and estates) generally are subject to a 3.8% Medicare tax on “net investment income” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include taxable dividends (including capital gain dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.
Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).
Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares (including an exchange of Shares of one Fund for Shares of another Fund) generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares. Furthermore, a loss realized by a shareholder on the sale or exchange of Shares of the Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the shareholder for six months or less at the time of their disposition.
Creation Unit Issues and Redemptions. On an issue of Shares of the Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.
In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. Furthermore, a loss realized on the redemption of Shares of the Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held for six months or less at the time of their disposition.
Taxation of Non-U.S. Shareholders
The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.
As indicated above, a majority of the Fund’s distributions to its shareholders, including its non-U.S. shareholders, is expected to be exempt from U.S. federal income tax as exempt-interest dividends. However, with respect to non-U.S. shareholders of the Fund, the Fund’s other ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of the Fund’s net capital gain. Special rules apply with respect to dividends of the Fund that are attributable to gain from the sale or exchange of  “U.S. real property interests.”
In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to the Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of the Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of the Fund.
To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.
Back-Up Withholding.
The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 24% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if  (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.
Foreign Account Tax Compliance Act.
The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.
“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.
The Fund or a shareholder’s broker may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.
The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.
For a more detailed tax discussion regarding an investment in the Fund, please see the section of the SAI entitled “U.S. Federal Income Taxation.”
Code of Ethics

The Trust, Advisor, Subadvisor and Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor, Subadvisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The codes are on file with the SEC and are available to the public.

Fund Website and Disclosure of Portfolio Holdings

The Advisor maintains a website for the Fund at nylinvestments.com/etfs. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (1) the prior Business Day’s NAV; (2) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, the Fund will disclose on its website (nylinvestments.com/etfs) the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.
Other Information

The Fund is not sponsored, endorsed, sold or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Fund.
For purposes of the 1940 Act, the Fund is registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.
Financial Highlights

Financial highlights are not presented for the Fund, since the Fund has not commenced operations.

Privacy Policy

The Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.
The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.
We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.
We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.
We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

Frequently Used Terms

Trust	IndexIQ Active ETF Trust, a registered open-end investment company
Fund	The investment portfolio of the Trust
Shares	Shares of the Fund offered to investors
Advisor	IndexIQ Advisors LLC
Custodian	The Bank of New York Mellon, the custodian of the Fund’s assets
Distributor	ALPS Distributors, Inc., the distributor to the Fund
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor
NYSE Arca or Exchange	NYSE Arca, the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on the Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended
Subadvisor	NYL Investors LLC is the Subadvisor of the Fund

IndexIQ Active ETF Trust
Mailing Address
51 Madison Avenue
New York, New York 10010
1-888-474-7725
nylinvestments.com/etfs

IndexIQ Active ETF Trust
PROSPECTUS   |    JULY 22, 2019
FOR MORE INFORMATION
If you would like more information about the Trust, the Fund and the Shares, the following documents are available free upon request:
Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders, once available. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Fund’s annual and semi-annual reports, once available, and the SAI are available free upon request by calling IndexIQ at 1-888-474-7725. You can also access and download the annual and semi-annual reports, once available, and the SAI at the Fund’s website: nylinvestments.com/etfs.
To obtain other information and for shareholder inquiries:
By telephone:	1-888-474-7725
By mail:	IndexIQ Active ETF Trust c/o IndexIQ 51 Madison Avenue New York, NY 10010
On the Internet:	SEC Edgar database: http://www.sec.gov; or nylinvestments.com/etfs
You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.
Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.
IQ® and IndexIQ® are registered service marks of New York Life Insurance Company.
The Fund’s investment company registration number is 811-22739.

STATEMENT OF ADDITIONAL INFORMATION

INDEXIQ ACTIVE ETF TRUST

51 MADISON AVENUE
NEW YORK, NEW YORK 10010

PHONE: (888) 474-7725

JULY 22, 2019

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated July 22, 2019 (“Prospectus”) for the IndexIQ Active ETF (the “Trust), relating to the IQ Ultra Short Duration ETF (ULTR) (the “Fund”), as it may be revised from time to time.

A copy of the Trust’s Prospectus relating to the Fund may be obtained, without charge, by calling (888) 474-7725 or visiting nylinvestments.com/etfs, or writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on January 30, 2008 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, of which two are in operation. This SAI addresses the IQ Ultra Short Duration ETF (the “Fund”), an investment portfolio of the Trust, which is deemed to be diversified for the purposes of the 1940 Act. Other portfolios may be added to the Trust in the future. The shares of the Fund are referred to herein as “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund is managed by IndexIQ Advisors LLC (the “Advisor” or “IndexIQ Advisors”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since August 9, 2007 and is a wholly-owned, indirect subsidiary of New York Life Investment Management Holdings LLC.

The Fund is subadvised by NYL Investors LLC (the “Subadvisor”). The Subadvisor is a wholly owned subsidiary of New York Life. NYL Investors was established in 2014 as an independent investment adviser and previously operated as an investment division New York Life Investments.

The Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”). The Shares of the Fund trade or are expected to trade on the NYSE Arca (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. The consideration for purchase of a Creation Unit of shares of the Fund generally consists of cash only, although the Fund also reserves the right to permit or require the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) along with a specified cash payment (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for a basket of Deposit Securities together with a Cash Component. Creation Units are aggregations of 50,000 Shares of the Fund. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of the Fund from listing if, (i) the Fund does not comply with the Exchange’s continuous listing standards; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

The Fund’s continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Fund obtained from the SEC to operate as an exchange-traded fund (“ETFs”). The Fund’s failure to be so listed would result in the termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on commission rates negotiated by an investor and his or her broker.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

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INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund has a distinct investment objective and policies that are distinct from the other series of the Trust. There can be no assurance that the Fund’s objective will be achieved.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Fund, its policies, and the investment instruments it may hold, is provided below.

The Fund’s share prices will fluctuate with market and economic conditions. The Fund should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

As a matter of fundamental policy, the Fund:

A. May not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Fund will not invest 25% or more of its total assets in investment companies that have a policy to invest 25% of more of their total assets in issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies. Also, for purposes of industry concentration, tax-exempt securities issued by states, municipalities and their political subdivisions are not considered to be part of any industry.

B. May borrow money, to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

C. May make loans as permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

D. May act as an underwriter of securities within the meaning of the Securities Act, to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

E. May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

F. May not purchase physical commodities or contracts regarding physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

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G. May issue senior securities, to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Unless otherwise indicated, all of the percentage limitations above and in the investment restrictions recited in the Prospectus apply only at the time of an acquisition or encumbrance of securities or assets of the Fund, except that any borrowings by the Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in the Fund’s assets will not be considered a violation of the Fund’s policies or restrictions. “Value” for the purposes of all investment restrictions shall mean the value used in determining the Fund’s NAV.

Additional Information Regarding Investment Restrictions

Below is additional information regarding the Fund’s investment restrictions. This information is in addition to, rather than part of, the fundamental investment restrictions themselves.

For purposes of the Fund’s industry concentration policy, the Advisor or a Subadvisor may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Advisor or a Subadvisor may, but need not, consider industry classifications provided by third parties.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Principal Risks,” “Description of the Principal Risks of the Fund” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

General

Investment in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of fixed-income securities generally and other factors.

Bonds

The Fund invests a substantial portion of its assets in corporate bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the Fund may have to reinvest the proceeds at lower market rates. Similarly, the Fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at

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face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

The value of the debt securities generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, and the maturity of the debt security. Generally, a rise in interest rates will reduce the value of fixed-income securities, and a decline in interest rates will increase the value of fixed-income securities. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

Ratings

The Fund will invest in bonds that do not have an investment-grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s Ratings Services or Fitch are considered below investment-grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower-rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment-grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The ratings of fixed-income securities by a credit rating agency are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category.

Floating and Variable Rate Securities

Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, due to (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker/dealer to make a Secondary Market for such securities. As a result, variable or

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floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity.

The interest rate on a floating rate debt instrument (“floater”) is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater may reset periodically, typically every three to six months, or whenever a specified interest rate changes. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates; the Fund will participate in any declines in interest rates as well.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

During periods of credit market turmoil or when the aggregate futures contract notional amount needed by the Fund is relatively small given the level of the Fund’s net assets, the Fund may have only one or a few counterparties. In such circumstances, the Fund will be exposed to greater counterparty risk. Moreover, the Fund may be unable to enter into any futures contract on terms that make economic sense (e.g., they may be too costly). To the extent that the Fund is unable to enter into any futures contracts, it may not be able to meet its investment objective. If the Fund is unable to enter into futures contracts, it may engage in other types of derivative transactions, although the added costs and higher asset segregation requirements of these other derivatives may adversely affect the Fund’s ability to meet its investment objective.

Lending of Portfolio Securities

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Advisor.

Investing the collateral subjects the Fund to risks, and the Fund will be responsible for any loss that may result from its investment of the borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions.

For the duration of a loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. These events could also trigger adverse tax consequences for the Fund.

The Fund will generally not have the right to vote securities during the existence of the loan, but the Advisor may call the loan to exercise the Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by the Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan

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collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

Money Market Instruments

The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis, when it would be more efficient or less expensive for the Fund to do so, or as collateral for financial instruments, for liquidity purposes, or to earn interest. The instruments in which the Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Risks

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Cyber Security

With the increasing use of the Internet and technology in connection with the Fund’s operations, the Fund has become potentially more susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and unauthorized access to the Fund’s systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Fund’s systems. A cyber security breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s NAV, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs.

The Fund and its shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents. In addition, because the Fund works closely with third-party service providers (e.g., custodians and unaffiliated subadvisors), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which the Fund invests may similarly negatively impact Fund shareholders because of a decrease in the value of these securities. While the Fund has established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful particularly since the Fund does not control the cyber security systems of issuers or third-party service providers. The Fund and its shareholders could be negatively impacted as a result.

Liquidation of Fund

The Board may determine to close and liquidate the Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder's basis in his or her Shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or

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indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Subadvisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor and Subadvisor present the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor and Subadvisor provide the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and Subadvisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and the Subadvisory Agreement with the Subadvisor, the Board receives detailed information from the Advisor and the Subadvisor. Among other things, the Board regularly considers each of the Advisor’s and Subadvisor’s adherence to the Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Subadvisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Fund, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

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The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Additionally, as required by Rule 22e-4 under the 1940 Act, the Trust has implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Fund’s “liquidity risk” (defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Program is reasonably designed to assess and manage the Fund’s liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of IndexIQ Advisors as the Liquidity Program’s Administrator. The Board will review, no less frequently than annually, a written report prepared by the Liquidity Program's Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

The Board also benefits from other risk management resources and functions within New York Life, such as its risk management personnel and internal auditor department. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Fund’s investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

Reena Aggarwal, an Independent Trustee, is Chair of the Board of Trustees. Three of the Trustees, Reena Aggarwal, Michael Pignataro and Paul Schaeffer, and their immediate family members have no affiliation or business connection with the Advisor or the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Fund’s principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.” Kirk Lehneis (the “Interested Trustee”) is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act because of his affiliation with the Advisor.

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board- approved charter. There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by the Fund in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Fund, the number of portfolios overseen by the Board and the total number of trustees on the Board.

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Independent Trustees
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Reena Aggarwal, 1957	Trustee Chair	Since August 2008 January 2018	Vice Provost of Faculty (2016 to present), Georgetown University, Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Director, Georgetown Center for Financial Markets and Policy (2010 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to 2014).	23	Chair of Board, IndexIQ Trust, IndexIQ Active ETF Trust (2018 to present); Trustee, IndexIQ Trust, IndexIQ Active ETF Trust (2008 to present); FBR & Co. (investment banking) (2011 to 2017); Cohen & Steers (asset management) (2017 to present); Director, Brightwood Capital Advisors, L.P. (private equity investment) (2013 to present)

Michael A. Pignataro, 1959	Trustee	Since April 2015	Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	23	Trustee, IndexIQ Trust, IndexIQ Active ETF Trust (2015 to present); The New Ireland Fund, Inc. (closed-end fund) (2015 to present)

Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present.	23	Trustee, IndexIQ Trust, IndexIQ Active ETF Trust (2015 to present); Management Board Member, RIA in a Box LLC (Financial services consulting) (2018 to present); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management Board Members, Altegris Investments, LLC (registered broker-dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016).

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Interested Trustee
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Kirk C. Lehneis, 1974 (4)	Trustee, President and Principal Executive Officer	Since January 2018	Chief Operating Officer and Senior Managing Director (since 2016), New York Life Investment Management LLC; Chairman of the Board (since September 2017), NYLIFE Distributors LLC; Chairman of the Board, NYLIM Service Company LLC (since September 2017); President, MainStay MacKay DefinedTerm Municipal Opportunities Fund, MainStay Funds, MainStay Funds Trust, and MainStay VP Funds Trust (since September 2017); Chief Executive Officer, IndexIQ Advisors (since January 2018); Trustee, President and Principal Executive Officer, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since January 2018).	23	None

Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Jonathan Zimmerman, 1982	Executive Vice President	Since April 2018	Chief Operating Officer, IndexIQ Advisors (2018 to present); Managing Director, New York Life Investments LLC (2018-present); Director, New York Life Investment Management LLC (2015-2018); Vice President, Morgan Stanley (2007 to 2015)

Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Office	Since April 2018	Vice President of Operations & Finance, IndexIQ Advisors (2015 to present); Director of the Fund Administration Client Service Department at The Bank of New York Mellon (2007 to 2015).

Matthew V. Curtin, 1982	Secretary and Chief Legal Officer	Since June 2015

Secretary and Chief Legal Officer, IndexIQ Advisors, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since June 2015), Chief Compliance Officer, IndexIQ, IndexIQ ETF Trust and IndexIQ Active ETF Trust (June 2015 to January 2017); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015).

Kevin M. Bopp, 1969	Chief Compliance Officer	Since January 2017	Chief Compliance Officer, IndexIQ Advisors, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since January 2017); Vice President and Chief Compliance Officer, The MainStay Funds, MainStay Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay VP Funds Trust (since January 2014); Director and Associate General Counsel, New York Life Investment Management LLC and Assistant Secretary, The MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay DefinedTerm Municipal Opportunities Fund (2010 to 2014.

(1)	The address of each Trustee or officer is c/o IndexIQ Advisors, 51 Madison Avenue, New York, New York 10010.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	The Fund is part of a “fund complex”. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of IndexIQ ETF Trust.
(4)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

The Board met five times during the fiscal year ended April 30, 2019.

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Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. During the fiscal year ended April 30, 2019, the Audit Committee met two times.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the IndexIQ Active ETF Trust Nominating Committee. During the fiscal year ended April 30, 2019, the Nominating Committee met one time.

Valuation Committee. The Valuation Committee shall oversee the implementation of the Trust’s Valuation Procedures. The Valuation Committee shall make fair value determinations on behalf of the Board as specified in the Valuation Procedures. The Valuation Committee has appointed the Advisor Fair Valuation Committee to deal in the first instance with questions that arise or cannot be resolved under the Valuation Procedures. All of the Independent Trustees serve on the Trust’s Valuation Committee. During the fiscal year ended April 30, 2019, the Valuation Committee met four times.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Ms. Aggarwal should serve as trustee of the Trust and as an audit committee financial expert because of the experience she has gained as a professor of finance, deputy dean at Georgetown University’s McDonough School of Business and Director of the Georgetown Center for Financial Markets and Policy, her service as trustee for another mutual fund family, the experience she has gained serving as trustee of the Fund since 2008 and her general expertise with respect to financial matters and accounting principles.

The Trust has concluded that Mr. Pignataro should serve as trustee of the Trust and as an audit committee financial expert because of the experience he has gained as a businessman and, in particular, his prior service in the financial services industry as a Director of Credit Suisse Asset Management and Chief Financial Officer of the Credit Suisse Fund.

The Trust has concluded that Mr. Schaeffer should serve as trustee of the Trust because of his experience in the financial

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services industry, including his experience as a director of and service provider to investment companies.

The Trust has concluded that Mr. Lehneis should serve as trustee of the Trust because of the experience he has gained as President of the MainStay Funds, Chief Operating Officer of New York Life Investment Management LLC, and President of IndexIQ Advisors, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Chairman of the Board of New York Life Investment Management LLC since 2017.

Trustees’ Ownership of Shares

Listed below for each Trustee is a dollar range of securities beneficially owned by the Trustees together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2018. As of the date of this SAI, the Fund has not commended operations.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Reena Aggarwal	None	None
Michael Pignataro	None	None
Paul Schaeffer	None	Above $100,000
Kirk Lehneis(2)	None	$10,000 to $50,000

(1)	The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of IndexIQ ETF Trust.
(2)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Board Compensation

Each Independent Trustee receives from the Fund Complex, either directly or indirectly, an annual retainer of $46,000. In addition, as the Chair of the Board, Ms. Aggarwal receives an annual stipend of $35,000; as Audit Committee chair, Mr. Pignataro receives an annual stipend of $10,000; and as Valuation Committee chair, Mr. Schaeffer receives an annual stipend of $10,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended April 30, 2019:

Name and Position	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)

Reena Aggarwal, Trustee	N/A	N/A	$81,000
Michael A. Pignataro, Trustee	N/A	N/A	$56,000
Paul D. Schaeffer, Trustee	N/A	N/A	$56,000
Kirk C. Lehneis, Trustee, President and Principal Executive Officer(2)	None	None	None

(1)	The Fund is part of a “fund complex”. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of IndexIQ ETF Trust.
(2)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

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Code of Ethics

The Trust, its Advisor, Subadvisor and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each series of the Trust to the Advisor. Where the Fund has retained the services of a Subadvisor to provide day-to-day portfolio management for the Fund, the Advisor may delegate proxy voting authority to the Subadvisor; provided that, as specified in the Advisor’s Proxy Voting Policies and Procedures, the Subadvisor has demonstrated that its proxy voting policies and procedures are consistent with the Advisor’s Proxy Voting Policies and Procedures or are otherwise implemented in the best interests of the Advisor’s clients and appear to comply with governing regulations. The Fund may revoke all or part of this delegation (to the Advisor and/or Subadvisor as applicable) at any time by a vote of the Board. The Advisor has delegated proxy-voting authority to the Fund’s Subadvisor. A summary of the Subadvisor’s proxy voting policies and procedures is included in Appendix A to this Statement of Additional Information. The Board will periodically review each series’ proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-888-474-7725. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund had not yet commenced operations and information is not presented for the Fund.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Advisor

IndexIQ Advisors LLC, the Advisor, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for the Fund and is responsible for the retention of subadvisors to manage the investment of the Fund’s assets in conformity with the stated investment policies of the Fund if the Advisor does not provide these services directly. The Advisor is responsible for the supervision of the Subadvisor and its management of the investment portfolio of the Fund. The Advisor also arranges for the provision of distribution, subadvisory, transfer agency, custody, administration and all other services necessary for the Fund to operate.

The Advisory Agreement will remain in effect with respect to the Fund from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

In addition to providing advisory services, under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for (a) the preparation of all

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required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Fund; and (v) provides office space and all necessary office equipment and services.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Advisor and the Fund have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. The Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Fund’s sole shareholder has approved the use of the Order.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable with respect to the Fund at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, payable monthly, at the annual rate for the Fund of 0.24% based on a percentage of its average daily net assets. As of the date of this SAI, the Fund has not commenced operations.

Expense Limitation Agreement

The Advisor has entered into an Expense Limitation Agreement with the Fund (the “Expense Limitation Agreement”) under which it has agreed, until August 31, 2020, to waive or reduce its fees and to assume other expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to an amount not more than a percentage of the average daily net assets of the Fund.

The Advisor is permitted to recoup from the Fund previously waived fees or reimbursed expenses for those years from date of such fee waiver or expense reimbursement, as long as such recoupment does not cause the Fund’s operating expenses to exceed the expense cap set forth in the Expense Limitation Agreement or any then applicable expense limit.

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Board on behalf of the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal. The Board may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust.

As of the date of this SAI, the Fund has not commenced operations.

Subadvisor

NYL Investors LLC, serves as investment subadvisor to the Fund pursuant to the Investment Subadvisory Agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). The Subadvisor is responsible for placing purchase and sale orders and shall make investment decisions for the Fund, subject to the supervision by the Advisor and the Board. For its services, the Subadvisor is compensated by the Advisor. As of December 31, 2018, the Subadvisor managed approximately $248.4 billion in assets.

The Subadvisory Agreement will continue in effect with respect to the Fund from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person

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at a meeting called for the purpose of voting on such approval. To the extent that the Advisor has agreed to waive its Advisory Fee or reimburse expenses, the Subadvisor has voluntarily agreed to waive or reimburse its fee proportionately.

The Subadvisory Agreement provides that the Subadvisor shall not be liable to the Fund for any error of judgment by the Subadvisor or for any loss sustained by the Fund except in the case of the Subadvisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Subadvisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Subadvisory Agreement is also terminable with respect to the Fund at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Subadvisor or by the Subadvisor on 60 days’ written notice to the Advisor.

Pursuant to the Subadvisory Agreement, the Subadvisor is entitled to receive a fee from the Advisor, payable monthly, at the annual rate of 0.108% based on a percentage of the Fund’s average daily net assets. To the extent the Advisor has agreed to waive or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fees proportionately.

As of the date of this SAI, the Fund has not commenced operations.

Portfolio Managers

The Subadvisor acts as portfolio manager for the Fund. Subject to the supervision of the Advisor and the Board, the Subadvisor will supervise and manage the investment portfolios of the Fund and will direct the purchase and sale of its investment securities. The Subadvisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The following portfolio managers are primarily responsible for the day-to-day management of the Fund: Kenneth Sommer and Matthew Downs.

Other Accounts Managed

The Fund's portfolio managers also have responsibility for the day-to-day management of accounts other than the Fund. Except as otherwise indicated, information regarding these other accounts, as of May 31, 2019, is set forth below.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Portfolio Manager	Registered Investment Company ($mm)	Other Pooled Investment Vehicles ($mm)	Other Accounts ($mm)	Registered Investment Company ($mm)	Other Pooled Investment Vehicles ($mm)	Other Accounts ($mm)
Kenneth Sommer	$1,710,742,125	10/$2,558,541,581	17/$10,437,600,615	$0	$0	$0
Matthew Downs	$0	10/$2,558,541,581	17/$10,437,600,615	$0	$0	$0

Material Conflicts Of Interest

Because the portfolio managers may manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not

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based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed (see “Compensation for the Portfolio Managers”). In addition, current trading practices do not allow the Subadvisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Certain portfolio managers who are responsible for managing certain institutional accounts of the Subadvisor share a performance fee based on the performance of the account. These accounts are distinguishable from the Fund because they use techniques that are not permitted for the Fund, such as short sales and leveraging. To address potential conflicts of interest between the clients and the portfolio manager, the Subadvisor developed Allocation Procedures, Codes of Ethics and Policies and Procedures for Portfolio Management and Trades in Securities to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Subadvisor has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Fund and other accounts managed.

Compensation for the Portfolio Managers

The Subadvisor primarily pays fixed compensation through a portfolio manager’s annual salary, which is paid in monthly installments in arrears. Salaries are set by reference to a range of factors, taking account of seniority and responsibilities and the market rate of pay for the relevant position. Annual salaries are set at competitive levels to attract and maintain the best professional talent. Variable or incentive compensation, both cash bonus and deferred awards, are a significant component of total compensation for portfolio managers at the Subadvisor. Incentive compensation received by portfolio managers is based on both quantitative and qualitative factors. This approach instills a strong sense of commitment towards the overall success of the firm. Deferred awards are provided to attract, retain, motivate and reward key personnel. As such, the Subadvisor maintains a phantom equity plan and awards vest and pay out after several years. Thus, portfolio managers share in the results and success of the firm. The Subadvisor maintains an employee benefit program, including health and non-health insurance, and a 401k defined contribution plan for all of its employees regardless of their job title, responsibilities or seniority.

The Subadvisor does not align the portfolio managers’ compensation to the investment performance of specific funds or of other accounts they manage. The compensation received by portfolio managers is based on both quantitative and qualitative factors. The quantitative factors may include: (i) investment performance; (ii) assets under management; (iii) revenues and profitability; and (iv) industry benchmarks. The qualitative factors include, among others, leadership, adherence to the firm’s policies and procedures, and contribution to the firm’s goals and objectives. To the extent that an increase in the size of a fund or another account managed by a portfolio manager has a positive impact on revenues/profitability, a portfolio manager’s compensation may also increase. There is no difference between the method used in determining portfolio managers’ compensation with respect to the Fund and other accounts they manage. We do not believe the compensation structure provides an incentive for an employee who provides services to a fund to take undue risks in managing the assets of the Fund.

Ownership of Securities

As of the date of this SAI, the Fund has not commenced operations and the portfolio managers do not own Shares of the Fund.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

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BNY Mellon supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

BNY Mellon serves as custodian of the Fund’s assets (the “Custodian”). Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S.

The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund’s; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

As of the date of this SAI, the Fund has not commenced operations.

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program. As of the date of this SAI, the Fund has not commenced operations.

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Fund.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Advisor.

As compensation for the foregoing services, the Distributor receives certain out of pocket costs and per Fund flat fees, which are accrued daily and paid monthly by the Advisor.

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The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Distribution and Service Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan, if any, and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm to the Trust. PricewaterhouseCoopers LLP will perform the annual audit of the Fund’s financial statements.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, serves as tax advisor to the Trust and will prepare the Fund’s federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Legal Counsel

Chapman and Cutler LLP, 1717 Rhode Island Avenue, N.W., Washington, D.C. 20036, serves as legal counsel to the Trust and the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board and the Advisor, the Subadvisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor or the Subadvisor, and the negotiation of brokerage commissions. The Fund may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (on Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

As of the date of this SAI, the Fund has not commenced operations and therefore, has not entered into securities transactions.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Advisor and Subadvisor. The Policy is designed to ensure that the disclosure of

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information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined in the section entitled “Purchase and Redemption of Creation Units”). This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

The Fund will disclose on the Fund’s website (nylinvestments.com/etfs) at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to the Fund’s portfolio holdings is permitted to personnel of the Advisor, Subadvisor and Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for the Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Fund provides the independent third party calculator with information to calculate the IIV, but the Fund is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on January 30, 2008, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

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Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

When issued, Shares are fully paid, non-assessable, redeemable and are freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Fund.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Fund’s shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The Depository Trust Company (“DTC”) will act as securities depository for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows, DTC, the world's largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organization. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is a holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext U.S. (formerly known as the American Stock Exchange LLC) and FINRA.

Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will

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administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire benefits interests in Shares.

Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interest in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorized the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners will be effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices by provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost, or if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of a Creation Unit of Shares of the Fund generally consists of cash only (including the appropriate Transaction Fee). However, the Fund also reserves the right to permit or require the in-kind deposit of Deposit Securities constituting a representation of the Fund’s portfolio, along with the Cash Component, computed as described below, and the appropriate Transaction Fee (collectively, the “Fund Deposit”) as consideration for the purchase of a Creation Unit.

The Cash Component of the Fund Deposit serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component of the Fund Deposit is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component of the Fund Deposit is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component of the Fund Deposit is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

The Custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes from time to time. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

In addition to the list of names and number of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

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Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); and accepted by the Transfer Agent; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund generally must be received by the Distributor by the time specified in the Participant Agreement and the applicable order form (“Order Time”) in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined after receipt of an order in proper form. Orders consisting of cash only or requesting substitution of a “cash-in-lieu” amount (collectively, “Custom Orders”), must be received by the Transfer Agent no later than the time specified in the Participant Agreement and the applicable order form. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund may require orders to create Creation Units to be placed earlier in the day.. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, electronic order entry system or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone, electronic or communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the

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Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Order Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. Eastern time on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”).

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Order Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m. Eastern time respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) up to 115% of the then-current market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Order Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by Order Time or funds in the appropriate amount are not received by 11:00 a.m. Eastern time on the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal up to 115% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. Eastern time on the second Business Day following the

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day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Advisor, or the Subadvisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Subadvisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+2 basis” (that is two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by a Participant Agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 115%, which the Advisor may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent. The Authorized Participant

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Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants placing a creation order will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each creation order is $250. The Creation Transaction Fee may be waived for the Fund when the Advisor believes that waiver of the Creation Transaction Fee is in the best interest of the Fund. When determining whether to waive the Creation Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Creation Transaction Fee will: facilitate the initial launch of the Fund; reduce the cost of portfolio rebalancings; improve the quality of the secondary trading market for the Fund’s Shares and not result in the Fund’s bearing additional costs or expenses as a result of the waiver.

An additional variable fee of up to 3.00% of the NAV per Creation Unit may be imposed for (1) creations effected outside the Clearing Process and (2) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Actual transaction costs may vary depending on the time of day a purchase order is received or the nature of the securities to be purchased. The Advisor or Subadvisor may adjust the variable fee to ensure that the Fund collects the extra expenses associated with brokerage commissions and other expenses incurred by the Fund to acquire a Deposit Security not part of the Fund Deposit from the Authorized Participant. Authorized Participants placing a creation order are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Redemption

To redeem Shares directly from the Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

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The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (that is “T+2”). However, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+2 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Order Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after the Order Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Order Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. Eastern time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the second Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Order Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund

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Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. Eastern time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

Redemption Transaction Fee

Authorized Participants placing a redemption order will be required to pay to the Custodian a fixed transaction fee (the “Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee for each redemption order is $250. The Redemption Transaction Fee may be waived for the Fund when the Advisor or Subadvisor believes that waiver of the Redemption Transaction Fee is in the best interest of the Fund. When determining whether to waive the Redemption Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Redemption Transaction Fee will: reduce the cost of portfolio rebalancings; improve the quality of the secondary trading market for the Fund’s Shares and not result in the Fund’s bearing additional costs or expenses as a result of the waiver.

An additional variable fee of up to 2.00% of the NAV per Creation Unit may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Actual transaction costs may vary depending on the time of day a purchase order is received or the nature of the securities to be sold. The Advisor or Subadvisor may adjust the variable fee to ensure that the Fund collects the extra expenses associated with brokerage commissions and other expenses incurred by the Fund to acquire a Deposit Security not part of the Fund Deposit from the Authorized Participant. Authorized Participants placing a redemption order will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may

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not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing the Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security the Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board.

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The Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets, when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. The Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” under the Code or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

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U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of Shares. It is based upon the Code, U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Except to the extent discussed below, this summary assumes that the Fund’s shareholder holds Shares as capital assets within the meaning of the Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, tax-exempt shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Fund

In General. The Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Code. As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, the Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnerships that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than five percent of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs. Furthermore, the Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) its net tax-exempt interest income, if any.

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Failure to Maintain RIC Status. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

Excise Tax. The Fund will be subject to a four percent excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. The Fund intends to make distributions necessary to avoid this four percent excise tax, although there can be no assurance that it will be able to do so.

Exempt-Interest Dividends: Each of the Fund expects that, at the end of each quarter of its taxable year, (i) it will be a “qualified fund of funds” (i.e., a RIC at least 50% of the total assets of which is represented by interests in other RICs) or (ii) 50% or more of its assets, by value, will consist of certain obligations exempt from U.S. federal income tax under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit) (“Tax-Exempt Obligations”). As a result, each of the Fund expects to qualify to designate a portion of its dividends as “exempt-interest dividends.” “Exempt-interest dividends” generally means dividends designated by the Fund as attributable to its net interest income from Tax-Exempt Obligations. The tax consequences applicable to shareholders with respect to exempt-interest dividends are discussed below (see—Tax Treatment of Fund Shareholders).

Phantom Income. With respect to some or all of its investments, the Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also —“Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

If the Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt

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security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

The Fund may invest a portion of their net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable.

Special or Uncertain Tax Consequences. The Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S.; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the U.S. or under the laws of the U.S., or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. The Fund expects to qualify to designate a portion of their dividends paid as exempt-interest dividends (as defined above). To qualify to designate a portion of its dividends as “exempt-interest dividends,” the Fund must, at the close of each quarter of its taxable year (i) be a qualified fund of funds (as defined above), or (ii) have 50% or more of its assets, by value, consist of Tax-Exempt Obligations (as defined above). In purchasing municipal securities, the Fund intends to rely on opinions of its bond counsel for each issue as to the excludability of interest on such obligations from gross income for U.S. federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does the Fund guarantee or represent that bond counsels’ opinions are correct. Tax laws enacted principally during the 1980’s not only had the effect of limiting the purposes for which Tax-Exempt Obligations could be issued and reducing the supply of such obligations, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for obligations to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Exempt-interest dividends generally will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. However, a shareholder is advised to consult his, her or its tax advisor with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder would be treated as a "substantial user" or “related person” thereof under Section 147(a) of the Code with respect to any of the Tax-Exempt Obligations held by the Fund.

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Although exempt-interest dividends paid by the Fund generally may be excluded by the Fund’s shareholders from their gross income for U.S. federal income tax purposes, exempt-interest dividends will be included in determining the portion, if any, of a shareholder’s social security and railroad retirement benefit payments subject to U.S. federal income tax. Furthermore, exempt-interest dividends paid by the Fund could subject certain shareholders in the Fund to the U.S. federal alternative minimum tax. For taxable years beginning before January 1, 2018, corporations were subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder of the Fund may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund. In addition, if the Fund invests in “private activity bonds,” a portion of the exempt-interest dividends paid by the Fund may be treated as an item of “tax preference” and, therefore, could subject certain shareholders of the Fund to the U.S. federal alternative minimum tax.

Interest on indebtedness incurred to purchase or carry Shares of the Fund that pays exempt-interest dividends will not be deductible by the shareholders for U.S. federal income tax purposes to the extent attributable to exempt-interest dividends.

Fund distributions other than exempt-interest dividends will be taxable to shareholders who are subject to U.S. federal income tax. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income and the Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income”, as discussed below). Corporate shareholders of the Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

The Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that the Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consist of qualified dividend income, all

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distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by the Fund from a real estate investment trust (“REIT”) or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC. Given its investment strategy, the Fund does not anticipate that a significant portion of their distributions will be eligible for qualifying dividend treatment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, the Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain may be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 37% and long-term capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 21% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If the Fund is a qualified fund of funds (as defined above) or more than 50% of the Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid

37

(or deemed to be paid) with respect to such Shares. Furthermore, a loss realized by a shareholder on the sale or exchange of Shares of the Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the shareholder for six months or less at the time of their disposition. All or a portion of any loss realized upon a sale or exchange of Shares also will be disallowed under the “wash sale” rules if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares. Furthermore, a loss realized on the redemption of Shares of the Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held for six months or less at the time of their disposition.

Reportable Transactions. If the Fund’s shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. As indicated above, a majority of the Fund’s dividend distributions to its shareholders, including its non-U.S. shareholders, is expected to be exempt from U.S. federal income tax as exempt-interest dividends. However, with respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal

38

withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income) tax, provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to the Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of the Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in the Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the U.S., the non-U.S. shareholder generally will be exempt from withholding tax, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the U.S. for 183 days or more during the taxable year and has a “tax home” in the U.S., any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by the Fund).

Sales of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the U.S. for 183 days or more during the taxable year and has a “tax home” in the U.S., in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax.

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund’s shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 24% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder

39

if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund’s shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” ("FFI"), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

The Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as

40

permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o IndexIQ Advisors LLC, 51 Madison Avenue, New York, New York 10010.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not yet commenced operations.

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APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

NYL Investors has adopted Proxy Voting Policy and Procedures (the “Policy”) to provide guidance to its employees in discharging its proxy voting duty, and to ensure that, where proxy-voting authority has been granted to NYL Investors, proxies are voted in the “best interests” of its clients without regard to the interests of NYL Investors or related parties. For purposes of the Policy, the “best interests of clients” means, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time.

To assist in researching and voting proxies, NYL Investors utilizes the research and implementation services of a third-party proxy service provider, ISS. NYL Investors uses ISS’s voting guidelines with respect to voting certain frequently recurring proxy issues. NYL Investors Proxy Voting Committee is responsible for general oversight of NYL Investors Proxy Policy and Procedures and voting activity. ISS will research each proxy proposal and provide a recommendation based on the application of its research to the applicable proxy voting guidelines. All proxy voting guidelines are reviewed annually by the Proxy Voting Committee.

NYL Investors reviews all recommendations and permits ISS to cast votes in accordance with its recommendations, unless otherwise instructed by the NYL Investors portfolio manager. The portfolio manager may override the ISS recommendation only if it is in the best interest of the client to do so and after completing and executing a “Proxy Vote Override Form.” The form requires the portfolio manager to set forth the reason for such override and identify any potential material conflict of interest. The form is then submitted to Compliance for a determination as to whether a material conflict of interest exists between NYL Investors or any of its affiliates and the client and on whose behalf the proxy is to be voted. If Compliance determines that there is no potential material conflict, the portfolio manager may override the recommendation and vote the proxy issue as he/she determines is in the best interest of clients. If Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration. The Proxy Voting Committee determines whether to permit or deny the override of the recommendation, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients. NYL Investors will not abstain from voting any proxy for purposes of avoiding a conflict.

A-1

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Declaration of Trust
(1)	Certificate of Trust of the IndexIQ Active ETF Trust.(1)
(2)	Amended and Restated Declaration of Trust (“Trust Instrument”) of IndexIQ Active ETF Trust (“Registrant”).(5)
(b)	Bylaws of the IndexIQ Active ETF Trust.(1)
(c)	Instruments Defining Rights of Security Holders - Articles III, V, and VI of the Trust Instrument, Exhibit 28(a), defines the rights of holders of the securities being registered. (Certificates for shares are not issued.).(5)
(d)	Investment Advisory Agreements
(1)	Investment Advisory Agreement between the IndexIQ Active ETF Trust and IndexIQ Advisors LLC.(3)
(2)	Expense Limitation Agreement between IndexIQ Active ETF Trust and IndexIQ Advisors LLC.(3)
(3)	Expense Limitation Agreement between IndexIQ Active ETF Trust and IndexIQ Advisors LLC with respect to IQ MacKay Shields Municipal Insured ETF, IQ MacKay Shields Municipal Short Duration ETF and IQ MacKay Shields Municipal Intermediate ETF.(6)
(4)	Form of Subadvisory Agreement between IndexIQ Advisors LLC and MacKay Shields LLC for the IQ MacKay Shields Municipal Insured ETF, IQ MacKay Shields Municipal Short Duration ETF and IQ MacKay Shields Municipal Intermediate ETF.(6)
(5)	Form of Subadvisory Agreement between the IndexIQ Advisors LLC and NYL Investors LLC for IQ Ultra Short Duration ETF, filed herewith.
(6)	Expense Limitation Agreement between IndexIQ Active ETF Trust and IndexIQ Advisors LLC with respect to IQ Ultra Short Duration ETF, filed herewith.
(e)	Underwriting Agreements
(1)	Distribution Agreement between IndexIQ Active ETF Trust and ALPS Distributors, Inc.(7)
(2)	Form of Authorized Participant Agreement between ALPS Distributors Inc., The Bank of New York Mellon and Authorized Participant.1)
(f)	Not Applicable.
(g)	Custody Agreements
(1)	Custody Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.(3)
(h)	Other Material Agreements
(1)	Fund Administration and Accounting Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.(2)
(2)	Transfer Agency and Service Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.(2)
(3)	Form of Calculation Agreement.(1)
(4)	Securities Lending Agreement between IndexIQ ETF Trust and The Bank of New York Mellon.(2)
(i)	Opinion and Consent of Chapman & Cutler LLP, filed herewith.
(j)	Not applicable.
(k)	Not applicable.
(l)	Form of Initial Capital Agreement.(1)
(m)	Form of Distribution and Service Plan.(1)
(n)	Not applicable.
(o)	Reserved.
(p)	(1)	Code of Ethics of the Registrant.(7)
(2)	Code of Ethics of ALPS Distributors, Inc.(4)
(3)	Code of Ethics of IndexIQ Advisors LLC, MacKay Shields LLC and NYL Investors LLC, filed herewith.

(q)	Powers of Attorney executed by Reena Aggarwal, Michael A. Pignataro, Paul Schaeffer, and Kirk C. Lehneis.(7)

(1)	Previously filed as part of the Registration Statement, filed August 22, 2012.
(2)	Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed May 10, 2013.
(3)	Previously filed as part of Pre-Effective Amendment No. 3 to the Registration Statement, filed November 21, 2013.
(4)	Previously filed as part of Post-Effective Amendment No. 3 to the Registration Statement filed on August 26, 2016.
(5)	Previously filed as part of Post-Effective Amendment No. 11 to the Registration Statement filed on February 24, 2017.
(6)	Previously filed as part of Post-Effective Amendment No. 14 to the Registration Statement filed on August 22, 2017.
(7)	Previously filed as part of Post-Effective Amendment No. 18 to the Registration Statement filed on August 28, 2018.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article Eight of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a)       For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b)       With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)       In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a)       Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b)       A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Advisor

The description of the Investment Advisor is found under the caption “Service Providers—Investment Advisor” in the Prospectus and under the caption “Management Services—Investment Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Advisor provides investment advisory services to other persons or entities other than the Registrant.

Item 32. Principal Underwriters.

(a)       ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Barings Funds Trust, BBH Trust, Bluerock Total income + Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Broadview Funds Trust, Brown Advisory Funds, Brown Capital Management Mutual Funds, CC Real Estate Income Fund, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds and XAI Octagon Credit Trust.

(b)       To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

* This list does not serve as an admission that the Trust considers all of these persons listed to be officers of investment companies having the same Investment Advisor or Distributor or having an Investment Advisor or Distributor that directly or indirectly controls, is controlled by or is under common control with the Investment Advisor or Distributor.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 19th day of July, 2019.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

Reena Aggarwal*	Trustee	July 19, 2019
Reena Aggarwal

Michael A. Pignataro*	Trustee	July 19, 2019
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	July 19, 2019
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal	July 19, 2019
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	July 19, 2019
Adefolahan Oyefeso	Officer, and Principal Accounting Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED

Exhibits Index

(h)(5)	Form of Subadvisory Agreement between the IndexIQ Advisors LLC and NYL Investors LLC for IQ Ultra Short Duration ETF
(h)(6)	Expense Limitation Agreement between IndexIQ Active ETF Trust and IndexIQ Advisors LLC with respect to IQ Ultra Short Duration ETF
(i)	Opinion and Consent of Chapman & Cutler LLP
(p)(3)	Code of Ethics of IndexIQ Advisors LLC, MacKay Shields LLC and NYL Investors LLC